Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Communication Services - 2.3%
EchoStar Corp. - Class A (a)(b)	9,358	$1,059,513
ZoomInfo Technologies, Inc. (a)	33,100	266,455
		1,325,968

Consumer Discretionary - 20.9%
Abercrombie & Fitch Co. - Class A (a)	6,703	654,414
AutoNation, Inc. (a)(b)	1,788	366,504
Bath & Body Works, Inc.	23,521	512,758
Capri Holdings Ltd. (a)	17,874	403,416
Cava Group, Inc. (a)	6,885	417,369
Crocs, Inc. (a)(b)	4,648	390,060
Duolingo, Inc. (a)(b)	2,014	269,997
Five Below, Inc. (a)(b)	2,396	459,169
GameStop Corp. - Class A (a)(b)	16,787	400,873
Gap, Inc.	24,167	676,193
Goodyear Tire & Rubber Co. (a)	58,389	549,440
Graham Holdings Co. - Class B	232	270,658
Harley-Davidson, Inc. (b)	11,017	218,137
KB Home	4,666	268,482
Lear Corp.	4,583	536,623
Lithia Motors, Inc.	2,220	718,037
Macy's, Inc.	36,269	726,105
Penske Automotive Group, Inc. (b)	1,191	186,737
Polaris, Inc.	5,237	334,330
PVH Corp.	8,215	512,287
RH (a)	2,960	588,537
Taylor Morrison Home Corp. (a)	7,421	452,310
Thor Industries, Inc. (b)	2,718	304,063
Toll Brothers, Inc.	4,705	679,825
VF Corp.	26,410	517,372
Visteon Corp.	1,474	133,928
Whirlpool Corp. (b)	2,615	209,174
Wingstop, Inc. (b)	1,460	387,528
		12,144,326

Consumer Staples - 6.4%
Albertsons Cos., Inc. - Class A	32,476	540,725
BellRing Brands, Inc. (a)	11,192	278,345
Celsius Holdings, Inc. (a)	8,035	421,677
Coty, Inc. - Class A (a)(b)	78,831	249,894
elf Beauty, Inc. (a)	5,268	447,727
Flowers Foods, Inc.	13,183	150,682
Ingredion, Inc.	3,191	376,857
Performance Food Group Co. (a)	9,527	909,352
Pilgrim's Pride Corp.	2,714	117,706
Post Holdings, Inc. (a)	2,466	252,297
		3,745,262

Energy - 8.8%
Chord Energy Corp.	2,791	279,770
HF Sinclair Corp.	11,367	590,970
Matador Resources Co.	7,348	332,423
Murphy Oil Corp. (b)	16,464	495,402
NOV, Inc.	22,462	412,178
Ovintiv, Inc.	10,750	467,302
PBF Energy, Inc. - Class A	14,956	500,428
Permian Resources Corp.	33,576	541,581
SM Energy Co.	29,769	579,593
Valaris Ltd. (a)	8,757	505,542
Weatherford International PLC (b)	4,462	419,785
		5,124,974

Financials - 16.9%
Associated Banc-Corp.	6,722	183,242
Bank OZK (b)	6,564	312,184
Brighthouse Financial, Inc. (a)	5,092	326,193
CNO Financial Group, Inc.	4,621	194,313
Columbia Banking System, Inc.	13,788	405,919
Essent Group Ltd.	5,236	329,449
First American Financial Corp.	5,302	334,980
FNB Corp.	18,335	321,779
Hancock Whitney Corp. (b)	3,798	261,302
Kemper Corp.	4,780	188,380
MGIC Investment Corp.	11,172	300,750
Old National Bancorp (b)	15,590	380,864
Pinnacle Financial Partners, Inc.	3,464	329,392
Prosperity Bancshares, Inc.	4,855	335,044
Reinsurance Group of America, Inc.	4,196	850,739
RenaissanceRe Holdings Ltd.	3,087	869,608
Selective Insurance Group, Inc.	3,075	258,546
Shift4 Payments, Inc. - Class A (a)(b)	4,071	240,352
SouthState Bank Corp. (b)	4,744	485,453
United Bankshares, Inc. (b)	6,781	287,040
Unum Group	8,130	617,636
Valley National Bancorp	24,795	308,946
Voya Financial, Inc.	4,996	382,993
Webster Financial Corp.	7,713	507,284
Western Alliance Bancorp	4,772	425,424
Zions Bancorp	7,070	423,564
		9,861,376

Health Care - 6.2%
Avantor, Inc. (a)(b)	27,795	303,521
Bruker Corp. (b)	7,558	334,744
Cytokinetics, Inc. (a)	5,857	370,104
Doximity, Inc. - Class A (a)	8,007	300,022
Elanco Animal Health, Inc. (a)(b)	13,782	331,871
Hims & Hers Health, Inc. (a)(b)	17,672	478,734
Illumina, Inc. (a)	2,443	353,771
Lantheus Holdings, Inc. (a)	6,546	438,058
Medpace Holdings, Inc. (a)	672	391,427
Repligen Corp. (a)	2,001	298,889
		3,601,141

Industrials - 12.5%
AAON, Inc. (b)	3,520	320,531
AeroVironment, Inc. (a)	1,069	297,599
Alaska Air Group, Inc. (a)	13,018	661,705
American Airlines Group, Inc. (a)	60,223	800,966
Avis Budget Group, Inc. (a)(b)	2,640	303,574
Carpenter Technology Corp. (b)	927	294,628
Chart Industries, Inc. (a)	1,580	327,597
Concentrix Corp. (b)	15,497	578,813
Fluor Corp. (a)	19,497	900,566
Kratos Defense & Security Solutions, Inc. (a)	4,189	431,509
Nextpower, Inc. - Class A (a)	3,954	462,974
Oshkosh Corp. (b)	2,959	425,563
Ryder System, Inc.	1,741	333,019
Saia, Inc. (a)	1,269	424,950
Science Applications International Corp. (b)	2,114	215,121
Terex Corp.	2,937	167,409
XPO Logistics, Inc. (a)	2,117	313,549
		7,260,073

Information Technology - 18.3%
Allegro MicroSystems, Inc. (a)	13,472	497,252
Amkor Technology, Inc.	9,142	441,833
Arrow Electronics, Inc. (a)	4,707	623,630
ASGN, Inc. (a)	2,763	143,925
Avnet, Inc.	7,438	464,057
BILL Holdings, Inc. (a)	7,370	318,163
Ciena Corp. (a)	1,667	419,767
Coherent Corp. (a)	2,728	578,827
Commvault Systems, Inc. (a)	2,295	196,681
Docusign, Inc. (a)	4,726	248,304
Entegris, Inc.	4,228	499,200
Fabrinet (a)	817	399,872
Kyndryl Holdings, Inc. (a)	10,583	243,409
Lattice Semiconductor Corp. (a)	5,249	422,649
Lumentum Holdings, Inc. (a)	1,594	624,593
MACOM Technology Solutions Holdings, Inc. (a)	1,768	387,298
MKS, Inc.	2,416	568,751
Onto Innovation, Inc. (a)	3,033	612,818
Pegasystems, Inc.	5,504	240,470
Pure Storage, Inc. - Class A (a)	4,192	291,512
Rambus, Inc. (a)	3,630	413,203
Silicon Laboratories, Inc. (a)	2,387	340,028
Synaptics, Inc. (a)	4,855	400,586
TD Synnex Corp.	5,939	942,341
Twilio, Inc. - Class A (a)	2,763	332,831
		10,652,000

Materials - 6.1%
Alcoa Corp.	20,753	1,178,978
Cleveland-Cliffs, Inc. (a)	43,412	597,349
Graphic Packaging Holding Co. (b)	20,473	299,929
MP Materials Corp. (a)(b)	9,408	552,908
Olin Corp.	23,969	498,795
Silgan Holdings, Inc.	4,431	191,198
Sonoco Products Co. (b)	5,161	247,728
		3,566,885

Utilities - 0.6%
Talen Energy Corp. (a)	989	344,528
TOTAL COMMON STOCKS (Cost $54,403,318)		57,626,533

REAL ESTATE INVESTMENT TRUSTS - 1.0%	Shares	Value
Real Estate - 1.0%
Kilroy Realty Corp. (b)	5,475	188,778
Park Hotels & Resorts, Inc.	9,311	101,769
Vornado Realty Trust	8,118	258,802
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $580,210)		549,349

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 20.0%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (c)	11,665,412	11,665,412
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,665,412)		11,665,412

TOTAL INVESTMENTS - 120.0% (Cost $66,648,940)		69,841,294
Liabilities in Excess of Other Assets - (20.0)%		(11,623,160)
TOTAL NET ASSETS - 100.0%		$58,218,134

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $11,303,543.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Lunt MidCap Multi-Factor Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$57,626,533	$–	$–	$57,626,533
Real Estate Investment Trusts	549,349	–	–	549,349
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	11,665,412
Total Investments	$58,175,882	$–	$–	$69,841,294

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $11,665,412 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.